Additional Information to the Items of Profit or Loss (Details 1) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
General and administrative expenses:
General and administrative expenses	$ 1,550	$ 2,139	$ 4,371
Wages and related expenses [Member]
General and administrative expenses:
General and administrative expenses	224	347	761
Share-based payment [Member]
General and administrative expenses:
General and administrative expenses	363	296	495
Professional and director fees [Member]
General and administrative expenses:
General and administrative expenses	598	713	1,154
Business development expenses [Member]
General and administrative expenses:
General and administrative expenses	215	484	1,323
Office maintenance, rent and other expenses [Member]
General and administrative expenses:
General and administrative expenses	38	100	198
Investor relations and business expenses [Member]
General and administrative expenses:
General and administrative expenses	45	164	368
Regulatory expenses [Member]
General and administrative expenses:
General and administrative expenses	$ 67	$ 35	$ 72